CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of Movements in Cash Flow Hedge Reserve
The movements in the cash flow hedge reserve were as follows:

	Foreign
	currency risk
	2020	2019

Balance at beginning of the year	352	—
Gain/(loss) arising on changes in fair value of hedging instruments during the period	(948)	298
(Gain)/loss reclassified to profit or loss – hedged item has affected profit or loss	877	54
Balance at end of the year	281	352